Condensed consolidated interim statement of changes in equity - CHF (SFr) SFr in Thousands		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2022		SFr 235,166	SFr 3,604	SFr 360,323	SFr (981)	SFr (127,780)
Net result		(30,765)				(30,765)
Remeasurement of net pension liabilities		(1,507)				(1,507)
Exchange differences on translating foreign operations		(4)				(4)
Total comprehensive result, attributable to shareholders		(32,276)				(32,276)
Share-based compensation costs	[1]	3,060		3,060
Exercise of stock options, net of transaction costs		27	29	(2)
Equity at end of period at Jun. 30, 2023		205,977	3,633	363,381	(981)	(160,056)
Equity at beginning of period at Dec. 31, 2023		176,429	3,635	365,530	(981)	(191,755)
Net result		(26,407)				(26,407)
Remeasurement of net pension liabilities		3,532				3,532
Exchange differences on translating foreign operations		(4)				(4)
Total comprehensive result, attributable to shareholders		(22,879)				(22,879)
Share-based compensation costs	[1]	1,983		1,983
Exercise of stock options, net of transaction costs		36	33	3
Equity at end of period at Jun. 30, 2024		SFr 155,569	SFr 3,668	SFr 367,516	SFr (981)	SFr (214,634)

[1]	See note 5.5